SHAREHOLDER’S DEFICIT (Details Narrative) - $ / shares			6 Months Ended	12 Months Ended
	Jul. 03, 2025	Feb. 04, 2025	Jun. 30, 2025	Dec. 31, 2024	Jul. 11, 2025	Nov. 18, 2024	Dec. 31, 2023	Feb. 18, 2022
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized					1,000
Common stock, par value					$ 0.0001
Number of shares issued	1,000
Shares issued price per share					$ 0.01
Common stock, shares issued					1,000
Common stock, shares outstanding					1,000
FUTURETECH II ACQUISITION CORP [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued price per share			$ 10.20					$ 10.00
Preferred stock, shares authorized			1,000,000	1,000,000			1,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued			0	0			0
Preferred stock, shares outstanding			0	0			0
FUTURETECH II ACQUISITION CORP [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price per share			$ 0.01	$ 0.01
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			100,000,000	100,000,000			100,000,000
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			3,510,075	3,510,075			635,075
Common stock, shares outstanding			3,510,075	3,510,075			635,075
Common stock, voting rights			Holders of the Company’s Class A common stock are entitled to one vote for each share.	Holders of the Company’s Class A common stock are entitled to one vote for each share
Common stock, shares			115,000	115,000			115,000
Temporary equity, shares oustanding			779,886	779,886			5,556,350
Shares issued upon conversion		2,875,000
Warrants price per share			$ 18.00	$ 11.50
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued		2,875,000
Common stock, shares outstanding		2,875,000
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price per share				$ 18.00
FUTURETECH II ACQUISITION CORP [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			10,000,000	10,000,000			10,000,000
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			0	0			2,875,000
Common stock, shares outstanding			0	0			2,875,000
Common stock, voting rights			Holders of the Company’s Class B common stock are entitled to one vote for each share.	Holders of the Company’s Class B common stock are entitled to one vote for each share
Shares outstanding						2,875,000
Shares converted		2,875,000
FUTURETECH II ACQUISITION CORP [Member] | Common Class B [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued		2,875,000
Common stock, shares outstanding		2,875,000